Derivative financial instruments	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about hedges [abstract]
Derivative financial instruments
20. Derivative financial instruments
(1) Undesignated derivative financial instruments
Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and Toyota is unable to or has elected not to apply hedge accounting. Toyota does not use derivatives for speculation or trading.

(2) Fair value and gain and losses of derivatives
The fair values of the derivatives as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31,
	2022	2023

Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	69,625	163,777
Non-current assets
- Other financial assets	333,683	404,593

Total	403,309	568,371

Foreign exchange forward and option contracts
Current assets
- Other financial assets	15,865	41,969
Non-current assets
- Other financial assets	—	—

Total	15,865	41,969

Total derivative assets	419,173	610,340

	Yen in millions
	March 31,
	2022	2023

Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(87,926)	(47,044)
Non-current liabilities
- Other financial liabilities	(326,177)	(383,184)

Total	(414,102)	(430,228)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(83,096)	(26,029)
Non-current liabilities
- Other financial liabilities	—	—

Total	(83,096)	(26,029)

Total derivative liabilities	(497,198)	(456,257)

The amount of underlying notional of derivatives as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31,
	2022	2023

Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,510,803	25,999,796
Foreign exchange forward and option contracts	2,976,488	3,176,566

Total	24,487,291	29,176,362

Undesignated derivative financial instruments are used to manage economic risks of fluctuations in foreign currency exchange rates and interest rates of certain receivables and payables. Those economic risks are offset by changes in the fair value of undesignated derivative financial instruments.
The gain (loss) on derivative transactions as of March 31, 2021, 2022 and 2023 were ¥588 million, ¥773 million and ¥
(129,782)
million, respectively. The amounts are included in cost of financial services and foreign exchange gain (loss), net.
Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statement of cash flows.
(3) Credit risk related contingent features
Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.
The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2022 and 2023 is
¥36,190 million and ¥12,623
million, respectively. The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2022 and 2023 is
¥99,718 million and ¥111,249
million, respectively. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is
¥12,623
million as of March 31, 2023. See Note 22 for details.